Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Accounting policies, presentation and estimates
These condensed consolidated half-year financial statements as at and for the period to 30 June 2022 have been prepared in accordance with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and comprise the results of Lloyds Banking Group plc (the Company) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2021 which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB. Copies of the 2021 Annual Report on Form 20-F are available on the Group’s website.
The UK Finance Code for Financial Reporting Disclosure (the Disclosure Code) sets out disclosure principles together with supporting guidance in respect of the financial statements of UK banks. The Group has adopted the Disclosure Code and these condensed consolidated half-year financial statements have been prepared in compliance with the Disclosure Code’s principles. Terminology used in these condensed consolidated half-year financial statements is consistent with that used in the Group’s 2021 Annual Report on Form 20-F.
The Directors consider that it is appropriate to continue to adopt the going concern basis in preparing the condensed consolidated half-year financial statements. In reaching this assessment, the Directors have taken into account the uncertainties affecting the UK economy and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the Directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.

Changes in accounting policy and future accounting developments
Changes in accounting policy
Except for the matter referred to below, the Group's accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December 2021 and there have been no changes in the Group's methods of computation.
Cash and cash equivalents: Following a decision by the IFRS Interpretations Committee in April 2022, the Group includes mandatory reserve deposits with central banks that are held in demand accounts within cash and cash equivalents disclosed in the cash flow statement, whereas these amounts were previously excluded from the amount presented in the cash flow statement. This change increased the Group’s cash and cash equivalents at 31 December 2021 by £2,815 million (to £79,194 million) and at 30 June 2021 by £3,117 million (to £83,940 million).
Future accounting developments
Details of those IFRS pronouncements which will be relevant to the Group but which will not be effective at 31 December 2022 and which have not been applied in preparing these condensed consolidated half-year financial statements are set out in note 21.

Related party transactions
Related party transactions
The Group has had no significant related party transactions during the half-year to 30 June 2022. Related party transactions for the half-year to 30 June 2022 are similar in nature to those for the year ended 31 December 2021. Full details of the Group’s related party transactions for the year ended 31 December 2021 can be found in the Group’s 2021 Annual Report on Form 20-F.